PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from payment processing agencies (1)	$ 185	$ 217
Prepayment to suppliers	2,902	967
Rental deposits and prepaid rents	386	680
Deferred expenses	622	350
Others	1,081	1,405
Total	$ 5,176	$ 3,619